UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  November 11, 2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  $120,886
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                                       VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
A T & T Corp                 COM            001957505 3384      236280    SH        SOLE                225580              10700
A T & T WIRELESS SVCS        COM            00209A106 803       54355     SH        SOLE                37125               17230
ABITIBI CONS INC             COM            003924107 493       78180     SH        SOLE                59700               18480
APACHE CORP                  COM            037411105 876       17478     SH        SOLE                12254               5224
BANK OF AMERICA CORP         COM            060505104 3368      77732     SH        SOLE                74392               3340
BP PLC ADR                   ADR            055622104 760       13212     SH        SOLE                9982                3230
BRISTOL-MEYERS SQUIBB CO     COM            110122108 3539      149520    SH        SOLE                143020              6500
CABELAS INC                  COM            126804301 405       16970     SH        SOLE                12710               4260
CADBURY SCHWEPPES ADR        COM            127209302 604       19540     SH        SOLE                14450               5090
CHARTER COMMUNICATIONS       COM            16117M107 370       139030    SH        SOLE                104280              34750
CHESAPEAKE ENERGY            COM            165167107 713       45050     SH        SOLE                34250               10800
CHOICE HOTELS INTL NEW       COM            169905106 522       9060      SH        SOLE                6640                2420
CLEAR CHANNEL COMMUN         COM            184502102 3729      119640    SH        SOLE                114360              5280
DEVON ENERGY CORP NEW        COM            25179M103 6710      94490     SH        SOLE                90060               4430
EASTMAN KODAK COMPANY        COM            277461109 4615      143240    SH        SOLE                136800              6440
EL PASO CORPORATION          COM            28336L109 682       74200     SH        SOLE                56510               17690
FRESH DEL MONTE PRD ORDF     COM            G36738105 3387      135950    SH        SOLE                129220              6730
GENERAL MILLS INC            COM            370334104 3828      85250     SH        SOLE                82480               2770
GLOBAL SANTA FE              COM            3930E1017 5125      167200    SH        SOLE                159620              7580
GOODYEAR TIRE & RUBBER       COM            382550101 6786      631840    SH        SOLE                601040              30800
GUIDANT CORP                 COM            401698105 756       11450     SH        SOLE                8600                2850
HALLIBURTON CO HLDG CO       COM            406216101 725       21530     SH        SOLE                16260               5270
HASBRO INC                   COM            418056107 6012      319800    SH        SOLE                304100              15700
HOST MARIOTT CORP REIT       COM            44107P104 6597      470230    SH        SOLE                452530              17700
JDS UNIPHASE CORPORATION     COM            46612J101 479       142120    SH        SOLE                105970              36150
JETBLUE AIRWAYS CORP         COM            477143101 375       17920     SH        SOLE                13570               4350
JOHNSON & JOHNSON            COM            478160104 487       8650      SH        SOLE                8650                0
KERR-MC GEE CORPORATION      COM            492386107 4835      84450     SH        SOLE                80870               3580
KIMBERLY CLARK CORP          COM            494368103 705       10920     SH        SOLE                7710                3210
KING PHARMACEUTICALS         COM            495582108 3736      312910    SH        SOLE                299810              13100
KONINKLIJKE AHOLD NV ADR NEW ADR            500467303 1452      227271    SH        SOLE                215551              11720
KRAFT FOODS INC              COM            50075N104 4385      138420    SH        SOLE                132130              6290
LINENS'N THINGS              COM            535679104 3027      130640    SH        SOLE                124880              5760
MATTEL INCORPORATED          COM            577081102 651       35920     SH        SOLE                27720               8200
MC DONALDS CORP              COM            580135101 771       27500     SH        SOLE                20540               6960
MERCK & CO                   COM            589331107 224       6800      SH        SOLE                6800                0
MOTOROLA INCORPORATED        COM            620076109 5088      282040    SH        SOLE                269570              12470
NEWELL RUBBERMAID INC        COM            651229106 3374      168363    SH        SOLE                161113              7250
NOKIA CORP SPON ADR          ADR            654902204 693       50540     SH        SOLE                37360               13180
PEPSICO INC                  COM            713448108 662       13605     SH        SOLE                9835                3770
PHELPS DODGE                 COM            717265102 4829      52470     SH        SOLE                50200               2270
SCHOLASTIC CORP              COM            807066105 685       22180     SH        SOLE                16620               5560
SMITHFIELD FOODS INC         COM            832248108 6172      246880    SH        SOLE                236070              10810
SUNOCO INC                   COM            86764P109 6940      93805     SH        SOLE                89495               4310
TOYS R US INC HOLDING CO     COM            892335100 857       48300     SH        SOLE                34760               13540
UNIVISION COMMUNICATIONS INC COM            914906102 617       19520     SH        SOLE                14940               4580
WEIGHT WATCHER INTLINC NEW   COM            948626106 4755      122480    SH        SOLE                116850              5630
WINN-DIXIE STORES INC        COM            974280109 298       96530     SH        SOLE                74230               22300

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